Leases - Summary of Lessee operating lease liability maturity (Detail) ¥ in Millions	Sep. 30, 2020 JPY (¥)
Leases [Abstract]
Less than 1 year	¥ 2,130
1 to 2 years	2,124
2 to 3 years	2,064
3 to 4 years	2,064
4 to 5 years	2,064
More than 5 years	12,738
Total	¥ 23,184